Schedule of Prepaid Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Other	$ 154	$ 137
Operating and finance lease prepaid	5,332	6,050
Insurance	4,085
Software and apps	1,000
Contract labor	456
Total prepaid expenses, current	11,027	6,187
Software and apps	994
Other	134
Total prepaid expenses, non-current	$ 1,128
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease prepaid		6,050	$ 546
Other		137	3
Total prepaid expenses		6,187	549
Total prepaid expenses, current		$ 6,187	$ 549